Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2050 Fund
June 30, 2025
AFF50-NPRT1-0825
1.833438.119
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	105,538	813,698
Fidelity Series Emerging Markets Debt Fund (b)	1,104,240	8,944,348
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	291,990	2,806,022
Fidelity Series Floating Rate High Income Fund (b)	187,449	1,660,801
Fidelity Series High Income Fund (b)	1,095,942	9,644,293
Fidelity Series International Credit Fund (b)	70,826	599,190
Fidelity Series International Developed Markets Bond Index Fund (b)	1,869,380	16,300,996
Fidelity Series Investment Grade Bond Fund (b)	52,964	534,932
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,938,265	80,367,867
Fidelity Series Real Estate Income Fund (b)	170,015	1,703,555
TOTAL BOND FUNDS (Cost $143,855,049)		123,375,702

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	8,976,222	151,877,678
Fidelity Advisor Series Growth Opportunities Fund (b)	5,945,425	107,433,833
Fidelity Series All-Sector Equity Fund (b)	5,318,683	70,472,547
Fidelity Series Commodity Strategy Fund (b)	36,596	3,325,876
Fidelity Series Intrinsic Opportunities Fund (b)	2,238,565	24,624,218
Fidelity Series Large Cap Stock Fund (b)	7,920,818	205,069,988
Fidelity Series Large Cap Value Index Fund (b)	1,150,817	19,851,601
Fidelity Series Opportunistic Insights Fund (b)	4,845,538	131,071,807
Fidelity Series Small Cap Core Fund (b)	475,922	5,549,247
Fidelity Series Small Cap Discovery Fund (b)	1,683,675	18,234,196
Fidelity Series Small Cap Opportunities Fund (b)	2,462,600	35,978,592
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,456,963	119,750,592
Fidelity Series Value Discovery Fund (b)	7,370,128	119,174,966
TOTAL DOMESTIC EQUITY FUNDS (Cost $690,248,434)		1,012,415,141

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,049,211	56,074,991
Fidelity Series Emerging Markets Fund (b)	4,617,023	47,139,805
Fidelity Series Emerging Markets Opportunities Fund (b)	8,807,925	188,665,763
Fidelity Series International Growth Fund (b)	7,343,697	145,772,376
Fidelity Series International Small Cap Fund (b)	1,249,602	24,792,096
Fidelity Series International Value Fund (b)	9,542,053	145,707,147
Fidelity Series Overseas Fund (b)	8,978,960	145,459,157
Fidelity Series Select International Small Cap Fund (b)	115,381	1,536,874
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $514,095,790)		755,148,209

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	990,000	988,963
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	830,000	828,473
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	1,900,000	1,894,944
US Treasury Bills 0% 7/3/2025 (d)	4.18	340,000	339,920
US Treasury Bills 0% 7/31/2025 (d)	4.23	1,620,000	1,614,375
US Treasury Bills 0% 8/28/2025 (d)	4.28	360,000	357,491
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,024,140)			6,024,166

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,933,644)	4.32	2,933,058	2,933,644

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,357,157,057)	1,899,896,862
NET OTHER ASSETS (LIABILITIES) - 0.0%	(910,346)
NET ASSETS - 100.0%	1,898,986,516

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	187	Sep 2025	25,073,895	214,747	214,747
ICE MSCI Emerging Markets Index Contracts (United States)	169	Sep 2025	10,423,075	197,684	197,684

TOTAL EQUITY CONTRACTS					412,431

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	215	Sep 2025	24,103,516	525,714	525,714
CBOT US Treasury Long Bond Contracts (United States)	421	Sep 2025	48,546,563	1,958,330	1,958,330

TOTAL INTEREST RATE CONTRACTS					2,484,044

TOTAL PURCHASED					2,896,475

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	127	Sep 2025	39,711,313	(1,403,980)	(1,403,980)

TOTAL FUTURES CONTRACTS					1,492,495
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,834,212.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,174,342	11,631,318	15,872,016	36,102	-	-	2,933,644	2,933,058	0.0%
Total	7,174,342	11,631,318	15,872,016	36,102	-	-	2,933,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	137,730,082	1,663,045	9,082,606	-	39,792	21,527,365	151,877,678	8,976,222
Fidelity Advisor Series Growth Opportunities Fund	96,333,390	1,173,307	11,302,611	-	879,573	20,350,174	107,433,833	5,945,425
Fidelity Advisor Series Small Cap Fund	235,082	-	229,351	-	14,857	(20,588)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	833,108	15,631	30,579	3,196	(6,829)	2,367	813,698	105,538
Fidelity Series All-Sector Equity Fund	61,630,541	1,910,710	2,151,340	-	(25,951)	9,108,587	70,472,547	5,318,683
Fidelity Series Canada Fund	49,522,293	988,974	1,768,949	-	142,994	7,189,679	56,074,991	3,049,211
Fidelity Series Commodity Strategy Fund	3,495,332	41,323	101,699	-	4,845	(113,925)	3,325,876	36,596
Fidelity Series Emerging Markets Debt Fund	8,836,361	245,125	279,890	131,388	(1,652)	144,404	8,944,348	1,104,240
Fidelity Series Emerging Markets Debt Local Currency Fund	2,648,650	28,887	71,120	-	(2,481)	202,086	2,806,022	291,990
Fidelity Series Emerging Markets Fund	42,354,409	1,474,372	1,591,346	-	(41,133)	4,943,503	47,139,805	4,617,023
Fidelity Series Emerging Markets Opportunities Fund	169,519,784	4,598,456	5,766,665	-	167,036	20,147,152	188,665,763	8,807,925
Fidelity Series Floating Rate High Income Fund	1,653,879	54,097	50,966	33,370	(199)	3,990	1,660,801	187,449
Fidelity Series High Income Fund	9,379,615	266,567	274,760	155,071	142	272,729	9,644,293	1,095,942
Fidelity Series International Credit Fund	586,765	7,414	-	7,413	-	5,011	599,190	70,826
Fidelity Series International Developed Markets Bond Index Fund	15,638,193	955,186	490,639	75,681	(8,255)	206,511	16,300,996	1,869,380
Fidelity Series International Growth Fund	129,134,954	5,463,126	3,684,814	-	28,232	14,830,878	145,772,376	7,343,697
Fidelity Series International Small Cap Fund	22,840,856	54,393	2,130,279	-	266,696	3,760,430	24,792,096	1,249,602
Fidelity Series International Value Fund	137,399,708	1,642,413	9,814,558	-	2,179,823	14,299,761	145,707,147	9,542,053
Fidelity Series Intrinsic Opportunities Fund	23,259,890	483,338	635,505	-	(26,947)	1,543,442	24,624,218	2,238,565
Fidelity Series Investment Grade Bond Fund	406,014	1,232,395	1,125,081	8,484	11,334	10,270	534,932	52,964
Fidelity Series Large Cap Stock Fund	186,185,678	2,746,070	12,044,389	-	807,935	27,374,694	205,069,988	7,920,818
Fidelity Series Large Cap Value Index Fund	18,486,257	1,156,809	507,707	-	(5,549)	721,791	19,851,601	1,150,817
Fidelity Series Long-Term Treasury Bond Index Fund	75,611,250	9,522,237	2,940,927	704,937	(1,151,523)	(673,170)	80,367,867	14,938,265
Fidelity Series Opportunistic Insights Fund	118,432,960	1,430,688	9,441,224	-	263,571	20,385,812	131,071,807	4,845,538
Fidelity Series Overseas Fund	130,342,985	2,049,935	3,798,245	-	494,577	16,369,905	145,459,157	8,978,960
Fidelity Series Real Estate Income Fund	1,701,896	45,473	50,967	24,744	(1,624)	8,777	1,703,555	170,015
Fidelity Series Select International Small Cap Fund	315,229	1,039,779	3,813	-	(15)	185,694	1,536,874	115,381
Fidelity Series Small Cap Core Fund	5,109,143	201,450	155,334	-	(17,365)	411,353	5,549,247	475,922
Fidelity Series Small Cap Discovery Fund	17,043,856	706,937	492,402	307,205	(15,233)	991,038	18,234,196	1,683,675
Fidelity Series Small Cap Opportunities Fund	33,315,933	872,856	1,372,265	-	81,631	3,080,437	35,978,592	2,462,600
Fidelity Series Stock Selector Large Cap Value Fund	109,139,916	8,966,660	2,966,794	-	(78,746)	4,689,556	119,750,592	8,456,963
Fidelity Series Value Discovery Fund	111,334,687	7,431,964	3,057,844	-	(46,850)	3,513,009	119,174,966	7,370,128
	1,720,458,696	58,469,617	87,414,669	1,451,489	3,952,686	195,472,722	1,890,939,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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